Note 7 - Related Party Transactions (Details Textual)					1 Months Ended	2 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Nov. 15, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jan. 01, 2018	Jan. 01, 2012 EUR (€)	Aug. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($)	Sep. 30, 2020	Nov. 15, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Nov. 01, 2019 USD ($)
Service Management Costs Daily Fee Related Party | €										€ 685		€ 685		€ 685
Related Party Agreement Term (Year)			5 years	5 years
Related Party Transaction Discount Percentage			5.00%	5.00%
Related Party Transaction Daily Fee Per Vessel Per Day in Lay Up | €				€ 342.50
Due to Related Parties, Total						$ 795,562			$ 24,072		$ 795,562
Payments to Acquire Property, Plant, and Equipment, Total									647,069
Four Feeder Containerships [Member]
Number of Vessels Acquired					4
Consideration to Acquire Property, Plant and Equipment					$ 28,200,000
Payments to Acquire Property, Plant, and Equipment, Total					$ 15,000,000
Stock Issued During Period, Shares, Purchase of Assets (in shares) | shares					2,816,901
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction									5,293,199		3,671,335		3,536,094
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction	$ 2,000,000					$ 2,000,000		$ 1,250,000
Eurobulk Ltd. [Member] | Fixed Management Fees [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction									2,000,000		1,344,250		1,561,126
First Debt Agreement [Member] | Colby Trading Ltd [Member]
Due to Related Parties, Total		$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Repayments of Long-term Debt, Total		$ 625,000
Second Debt Agreement [Member] | Colby Trading Ltd [Member]
Due to Related Parties, Total															$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage															8.00%
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage							1.00%
Related Party Transaction, Expenses from Transactions with Related Party									153,750				64,500
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage							1.25%
Related Party Transaction, Expenses from Transactions with Related Party									504,892		493,341		453,361
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party									$ 100,837		106,749		118,684
Related Party Transaction Commission on Premium, Maximum, Percentage									5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party									$ 203,678		$ 142,332		$ 137,385
Related Party Transaction Amounts of Transaction Per Crew Member Per Month									$ 50